Note 12 - Equity (Details Textual)												1 Months Ended		3 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 28, 2025 USD ($) $ / shares shares	Feb. 12, 2025 USD ($)	Aug. 12, 2024 USD ($) $ / shares shares	Jul. 27, 2024 USD ($) shares	Apr. 02, 2024 USD ($) $ / shares shares	Oct. 16, 2023 shares	Jul. 08, 2023 $ / shares shares	May 01, 2023 $ / shares shares	Mar. 15, 2023 shares	Feb. 23, 2023 $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Aug. 31, 2024 shares	Aug. 12, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Sep. 03, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 07, 2024 shares	Aug. 29, 2023 $ / shares shares	Jun. 15, 2023 shares
Stock Repurchased and Retired During Period, Shares (in shares)						355
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 17.6				$ 11.54
Share-Based Payment Arrangement, Expense | $														$ 117				$ 2,594,000	$ 295,000
Class of Warrant or Right, Exercised During Period (in shares)														1,623,530				12,827
Proceeds from Warrant Exercises | $														$ 8,828,000	$ 0			$ 36,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $																		1,600,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																		0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $																		$ 461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																		335,728
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																		$ 5.18
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $					$ 99,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					19,344
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares					$ 5.18
Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $			$ 1,501,000										$ 1,501,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							327,421
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares			$ 5.18				$ 5.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)			11,037
The Merger [Member]
Stock Issued During Period, Shares, Conversion of Units (in shares)												802,142
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																		113,522
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																		$ 82.25
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)			59,264
Share-Based Payment Arrangement, Expense | $			$ 410,000											1	0			$ 410,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $														$ 31	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)														10,000
Restricted Stock Units (RSUs) [Member] | Management and Directors [Member]
Share-Based Payment Arrangement, Expense | $			$ 410,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			59,264
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense | $														$ 86,000	59,000			1,574,000	295,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $														34,000	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $														12,000				$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $														$ 225,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)														15,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares														$ 3.12
Share-Based Payment Arrangement, Option [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)					5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Exercise Price, Percentage Discount on IPO					25.00%
Share-Based Payment Arrangement, Option [Member] | Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Exercise Price, Percentage Discount on IPO							25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)							5 years
Settlement of Accrued Liabilities With Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			45,344
Share-Based Payment Arrangement, Tranche One [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					11,024
Share-Based Payment Arrangement, Tranche One [Member] | Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							37,709
Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member] | Officer [Member]
Number of Installments					36
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)					3 years
Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member] | Employees, Officers, Directors and Consultants [Member]
Number of Installments							36
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)							3 years
Share-Based Payment Arrangement, Tranche Two [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					8,320
Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member] | Officer [Member]
Number of Installments					36
Shares Issued for Prepaid Services [Member]
Number of Strategic Investments				4
Arrangement, Shares to be Issued (in shares)				433,360
Arrangement, Shares to be Issued, Value | $				$ 2,440,000
Prepaid Expense | $				$ 2,925,000
Shares Issued for Prepaid Services [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Arrangement, Shares to be Issued (in shares)				140,749
Arrangement, Lock-up Restriction, Period (Month)				12 months
Shares Issued for Prepaid Services [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Arrangement, Shares to be Issued (in shares)				292,611
Arrangement, Lock-up Restriction, Period (Month)				6 months
Series C Preferred Unit Warrants [Member]
Number of Warrants Per Unit																					1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)																		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																		$ 24.62
Warrants and Rights Outstanding, Term (Year)																		3 years
Broker Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																		4,163
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			504,324										504,324
PIPE Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			823,529										823,529	823,529
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 6.83
Proceeds from Warrant Exercises | $		$ 5,625,000
Pre-funded Warrant and PIPE Warrant [Member]
Equity Offering, Unit Price (in dollars per share) | $ / shares			$ 4.249										$ 4.249
Tranche A Warrants, Series A Warrants, and Series D Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)																		638,919
Proceeds from Warrant Exercises | $																		$ 36
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																						629,047
Warrants and Rights Outstanding, Term (Year)																						5 years
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																				92,799
Warrants and Rights Outstanding, Term (Year)																				5 years
Warrants and Rights Outstanding | $			$ 610,000										$ 610,000
Related Party [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)			59,264
Share-Based Payment Arrangement, Expense | $			$ 410,000
Consulting Fees [Member] | Related Party [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares								$ 0.0394
Stock Issued During Period, Shares, Issued for Services (in shares)								29,636
Conversion of Series B Preferred Stock to Common Stock [Member]
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $																	$ 1,000		$ 1,000
Preferred Stock, Convertible, Conversion Ratio																	1		1
Conversion of Stock, Shares Converted (in shares)																		1,516,199
Conversion of Stock, Shares Issued (in shares)																		1,516,199
Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)																596,145
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)									1,516,199	1,123,110							1,516,199
Shares Issued, Price Per Share (in dollars per share) | $ / shares										$ 1.78
Proceeds from Issuance of Preferred Stock and Preference Stock | $																	$ 2,700,000
Payments of Stock Issuance Costs | $																	$ 92
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)											3,383,784
Shares Issued, Price Per Share (in dollars per share) | $ / shares											$ 0.0041
Proceeds from Issuance or Sale of Equity | $											$ 133,000
Series C Preferred Stock Offering [Member]
Proceeds from Issuance or Sale of Equity | $																		$ 1,070,000	$ 1,969,000
Payments of Stock Issuance Costs | $																		$ 125,000	$ 67
Equity Offering, Maximum Number of Units (in shares)																					812,500
Number of Shares Per Unit																					1
Equity Offering, Unit Price (in dollars per share) | $ / shares																					$ 12.31
Units Issued During Period, Shares (in shares)																		86,953	159,966
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	547,737												319,207
Proceeds from Issuance or Sale of Equity | $	$ 1,643,000
Equity Offering, Unit Price (in dollars per share) | $ / shares	$ 3		$ 4.25										$ 4.25
PIPE Warrants [Member]
Proceeds from Issuance or Sale of Equity | $													$ 3,500,000
Payments of Stock Issuance Costs | $			$ 137